Restatement - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement
Derivative liability (Note 13)	$ 92,262	$ 97,808	$ 126,063	$ 97,808	$ 92,262	$ 0	$ 39,780
Advanced Subscription Agreements, including due to related party of nil and $4,333, respectively (Note 12)		12,814	9,474	12,814		0	8,120
Additional paid in capital	149,758	137,006	125,362	137,006	149,758	415,304	105,835
Other comprehensive income (loss)	(18,050)	509	(102,928)	(102,419)	(120,469)	(215,237)	(62,833)
Net loss	(20,871)	254	(102,357)	(102,103)	(122,974)	(217,778)	(60,278)	$ (60,278)
Accumulated other comprehensive income (loss)	$ 2,211	$ (610)	$ (865)	$ (610)	$ 2,211	$ 2,247	$ (294)
Weighted-average diluted common shares (shares)	37,162,062	39,343,859	36,463,696	36,463,696	36,699,038	43,553,504	36,285,113
Adjustment
Error Corrections and Prior Period Adjustments Restatement
Derivative liability (Note 13)	$ (34,665)	$ (30,549)	$ 25,060	$ (30,549)	$ (34,665)		$ 4,798
Advanced Subscription Agreements, including due to related party of nil and $4,333, respectively (Note 12)		(2,100)	247	(2,100)			22
Additional paid in capital	2,990	4,983	3,602	4,983	2,990		900
Other comprehensive income (loss)	4,009				37,413		(5,738)
Net loss	4,779		(22,924)	34,155	38,934		(5,403)
Accumulated other comprehensive income (loss)	$ (1,856)	$ (1,086)	$ (582)	$ (1,086)	$ (1,856)		$ (335)
Weighted-average diluted common shares (shares)	0	2,880,163		0	0		0
Adjustment | Public Warrant Liability
Error Corrections and Prior Period Adjustments Restatement
Weighted-average diluted common shares (shares)		1,826,890
Adjustment | ASA
Error Corrections and Prior Period Adjustments Restatement
Weighted-average diluted common shares (shares)		1,053,273